Property, Plant and Equipment	12 Months Ended
May 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2020
Leasehold improvements	52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(62,770)

Net, property plant and equipment	$232,733

Depreciation expense for the years ended May 31, 2020, and 2019 was $57,473 and $5,297, respectively.